Investment in unconsolidated subsidiary (Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Current assets	$ 717,812	$ 895,159
Current liabilities	151,553	282,191
Global Tubing LLC [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	56,160	69,281
Long-term assets	145,965	143,764
Current liabilities	10,861	17,835
Long-term liabilities	$ 95,000	$ 115,000